Self-Insured Risks - Textual (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Self Insured Risks (Textual) [Abstract]
Maximum Self-Insured Risk	$ 24
Reserves for Professional Liability, General Liability, and Workers' Compensation Risks	153.3	152.9
Reserves for Professional Liability, General Liability, and Workers' Compensation Risks, Current	50.5	50.4
Retained Professional and General Liability Risks, Total Costs	19.9	27.4	12.9
Retained Workers' Compensation Risks, Total Costs	9.0	7.5	13.1
Retained Workers' Compensation Risks, Salaries & Benefits	8.8	7.3	12.8
Professional and General Liability, Excess Loss Contracts, Total Costs	2.3	2.4	2.9
Workers' Compensation Risks, Excess Loss Contracts, Total Costs	2.7	3.3	3.2
Workers' Compensation Risks, Excess Loss Contracts, Salaries and Benefits	2.6	3.2	3.1
Estimated Ultimate Losses, Reductions Related to Prior Loss Periods	4.4	1.7	7.4
Number of Individual Claims Covered by Self-Insured Risk Reserves	800	800
Payments, Liability Claims, Net of Reinsurance Recoveries	27.0	30.7	26.8
Reinsurance Recoveries	1.4	1.0	1.2
Amounts Receivable Under Excess Loss Contracts	35.3	34.1
Amounts Receivable Under Excess Loss Contracts, Current	$ 16.3	$ 14.4